Dividends on ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Billions			6 Months Ended
	Feb. 23, 2023	May 19, 2022	Jun. 30, 2023	Jun. 30, 2022
Dividends On Ordinary Shares [Line Items]
Number of shares bought back and cancelled (in shares)	3.3
Expense from share buyback programme	£ 1,523
Interim dividend
Dividends On Ordinary Shares [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)			£ 0.0092	£ 0.0080
Dividends proposed or declared before financial statements authorised for issue			£ 594	£ 545
Final dividend
Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)		£ 0.0160
Total dividends paid		£ 1,059